Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 99,039,172	$ 142,737,362	$ 102,601,252	$ 26,690,276
Trade and other receivables	2,847,229	2,452,445	1,633,701	739,585
Inventory	3,165,932	1,872,164	2,087,326	940,155
Prepayments	1,958,269	5,070,924	1,905,573	104,838
Escrow reserves	9,137,605	10,090,556
Total current assets	116,148,207	162,223,451	108,227,852	28,474,854
Non-current assets
Property, plant and equipment	125,316,748	104,207,182	23,707,367	6,616,779
Investment securities at fair value through profit or loss	16,490,271	16,666,619
Right-of-use assets	4,915,035	5,130,292	5,560,806	1,962,467
Exploration and evaluation assets	2,212,013	2,218,238	2,347,046	2,055,318
Intangible assets and goodwill	12,173,710	12,364,777	12,448,815	12,632,218
Other assets	168,574	168,712	17,757	16,911
Total non-current assets	161,276,351	140,755,820	44,081,791	23,283,693
Total assets	277,424,558	302,979,271	152,309,643	51,758,547
Current liabilities
Trade and other payables	6,954,464	6,534,072	3,270,687	2,471,121
Other liabilities	71,985	2,715	232,800	1,229,976
Lease liabilities	353,378	337,637	308,405	97,059
Borrowings	1,085,314	1,016,051	207,995	189,076
Total current liabilities	8,465,141	7,890,475	4,019,887	3,987,232
Non-current liabilities
Other labilities	3,000,000	3,000,000
Lease liabilities	4,825,560	5,008,041	5,345,678	1,911,265
Borrowings	35,077,588	35,947,277	4,494,244	1,332,252
Total non-current liabilities	42,903,148	43,955,318	9,839,922	3,243,517
Total liabilities	51,368,289	51,845,793	13,859,809	7,230,749
Net assets	226,056,269	251,133,478	138,449,834	44,527,798
EQUITY
Contributed equity	338,108,198	338,011,842	167,744,960	71,752,704
Reserves	26,547,649	23,857,200	29,580,131	18,203,758
Accumulated losses	(138,599,578)	(110,735,564)	(58,875,257)	(45,428,664)
Total equity	$ 226,056,269	$ 251,133,478	$ 138,449,834	$ 44,527,798